Derivative Liabilities (Details) - Schedule of number of investor warrants outstanding weighted average exercise price - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of number of investor warrants outstanding weighted average exercise price [Abstract]
Number of Outstanding, Beginning	54,337,944	70,507,301
Weighted Average Exercise Price, Beginning	$ 0.71	$ 0.69
Number Granted	120,891,157	3,996,864
Weighted Average Exercise Price Granted	$ 0.19	$ 0.36
Number Exercised	(13,728,086)
Weighted Average Exercise Price Exercised	$ 190,000
Number Expired	(157,504,151)	(20,166,221)
Weighted Average Exercise Price Expired	$ 0.33	$ 0.82	$ 0.08
Number of Outstanding, Ending	3,996,864	54,337,944	70,507,301
Weighted Average Exercise Price, Ending	$ 0.38	$ 0.71	$ 0.69
Number of Exercisable	3,996,864	54,337,944
Weighted Average Exercise Price Exercisable	$ 0.38	$ 0.71